INCOME TAXES - Schedule Of Income Tax Rates (Details)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Income Taxes [Abstract]
Statutory income tax rate	26.00%	26.00%
Increase (reduction) in rate resulting from:
Change in tax rates and new legislation	(3.00%)	(35.00%)
International operations subject to different tax rates	3.00%	(5.00%)
Taxable income attributable to non-controlling interests	(9.00%)	(2.00%)
Portion of gains subject to different tax rates	(5.00%)	(1.00%)
(Recognition) derecognition of deferred tax assets	(2.00%)	1.00%
Non-recognition of the benefit of current year’s tax losses	3.00%	6.00%
Other	(1.00%)	(2.00%)
Effective income tax rate	12.00%	(12.00%)